Notes payable (Details) - Schedule of Debt (USD $)				12 Months Ended			0 Months Ended											12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Chief Executive Officer [Member] Note Payable #1 [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Note Payable #2 [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Note Payable #3 [Member]	Sep. 18, 2013 Chief Executive Officer [Member]	Aug. 26, 2013 Chief Executive Officer [Member]	Aug. 12, 2013 Chief Executive Officer [Member]	Mar. 06, 2013 Chief Executive Officer [Member]	Jan. 24, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Sep. 18, 2013 Chief Executive Officer [Member]	Aug. 26, 2013 Chief Executive Officer [Member]	Aug. 12, 2013 Chief Executive Officer [Member]	Mar. 06, 2013 Chief Executive Officer [Member]	Jan. 24, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Note Payable #1 [Member]	Dec. 31, 2013 Note Payable #2 [Member]	Dec. 31, 2013 Note Payable #3 [Member]	Dec. 31, 2013 Note Payable #4 [Member]	Dec. 31, 2013 Note Payable # 5 [Member]
Notes payable (Details) - Schedule of Debt [Line Items]
Interest Rate				12.00%	12.00%	12.00%							12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Maturity Date				Apr. 30, 2014	Apr. 30, 2014	Apr. 30, 2014	Apr. 30, 2014	Nov. 30, 2013	Nov. 30, 2013	Sep. 01, 2013	Sep. 01, 2013							Apr. 30, 2014	Apr. 30, 2014	Apr. 30, 2014	Apr. 30, 2014	Apr. 30, 2014
Note Payable Related Party, Current	$ 0	$ 1,023,933	$ 200,000	$ 543,300	$ 52,983	$ 52,650						$ 648,933
Note Payable Related Party and Non-Related Party, Current		$ 1,123,933		$ 543,300	$ 52,983	$ 52,650												$ 45,000	$ 50,000	$ 30,000	$ 250,000	$ 100,000